C1 Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Summary of intangible assets

Intangible assets
	2019			2018
			IPR1), brands			IPR1), brands
	Capitalized		and other	Capitalized		and other
	development		intangible	development		intangible
	expenses	Goodwill	assets	expenses	Goodwill	assets
Cost
Opening balance	23,719	43,294	58,101	22,731	40,799	55,932
Acquisitions/capitalization	1,545	—	4	925	—	28
Balances regarding acquired/divested business 2)	(2,099)	(7,093)	(6,049)	—	911	451
Sales/disposals	(4,551)	—	(112)	(1,468)	—	(41)
Reclassiﬁcation 3)	—	—	—	1,505	—	—
Translation differences	67	1,646	968	26	1,584	1,731
Closing balance	18,681	37,847	52,912	23,719	43,294	58,101

Accumulated amortizations
Opening balance	(14,768)	—	(47,277)	(13,677)	—	(44,434)
Amortizations	(1,519)	—	(1,019)	(2,559)	—	(1,387)
Balances regarding divested business 2)	843	—	5,922	—	—	—
Sales/disposals	4,551	—	112	1,468	—	41
Translation differences	(3)	—	(756)	—	—	(1,497)
Closing balance	(10,896)	—	(43,018)	(14,768)	—	(47,277)

Accumulated impairment losses
Opening balance	(4,714)	(13,259)	(7,350)	(4,460)	(12,984)	(7,350)
Balances regarding divested business 2)	1,005	7,292	55	—	—	—
Impairment losses	(36)	—	(19)	(254)	(275)	—
Translation differences	—	(680)	(89)	—	—	—
Closing balance	(3,745)	(6,647)	(7,403)	(4,714)	(13,259)	(7,350)
Net carrying value	4,040	31,200	2,491	4,237	30,035	3,474

1)	Intellectual property rights.
2)	For more information on acquired/divested businesses, see Note E2, “Business combinations.”
3)	Reclassification from inventory.